Related Party Transactions - Transactions and balances with former related parties (Details)	2 Months Ended	6 Months Ended		12 Months Ended
	Mar. 02, 2023 USD ($)	Jun. 30, 2023 USD ($) subsidiary	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
CoolCo | Lease obligations
Related Party Transaction [Line Items]
Guaranty liabilities		$ 193,800,000
Golar Ice And Golar Kelvin
Related Party Transaction [Line Items]
Number of disposed subsidiaries agreed to remain as guarantor of payment obligations | subsidiary		2
CoolCo and Subsidiaries
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives				$ 394,000
Ship management fees expense | Golar Artic And Golar Tundra | CoolCo and Subsidiaries
Related Party Transaction [Line Items]
Ship management fee expenses	$ 200,000
Ship management fees expense | Ship management fees, LNG Croatia | CoolCo and Subsidiaries
Related Party Transaction [Line Items]
Ship management fee expenses	100,000
Debt guarantee fees | CoolCo
Related Party Transaction [Line Items]
Compensation amount	200,000		$ 300,000
Commitment fee | CoolCo
Related Party Transaction [Line Items]
Compensation amount	21,000		54,000
Debt Guarantee Percentage | CoolCo
Related Party Transaction [Line Items]
Related party transaction rate		0.50%
Loan to related party | CoolCo | Revolving credit facility
Related Party Transaction [Line Items]
Compensation amount				$ 25,000,000
Related party transaction rate		5.00%
Debt instrument, term				2 years
Annual commitment fee		0.50%
CoolCo and Subsidiaries
Related Party Transaction [Line Items]
Related party transaction, net income (expense) from related parties	451,000		2,742,000
CoolCo and Subsidiaries | Management and administrative service fees
Related Party Transaction [Line Items]
Compensation amount	588,000		1,160,000
CoolCo and Subsidiaries | Ship management fees revenue
Related Party Transaction [Line Items]
Compensation amount	0		1,249,000
CoolCo and Subsidiaries | Ship management fees expense
Related Party Transaction [Line Items]
Compensation amount	(333,000)		0
CoolCo and Subsidiaries | Debt guarantee fees
Related Party Transaction [Line Items]
Compensation amount	175,000		279,000
CoolCo and Subsidiaries | Commitment fee
Related Party Transaction [Line Items]
Compensation amount	$ 21,000		$ 54,000